SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement [Line Items]
Deferred bonus plan	£ 81	£ 261	£ 325
Executive and SAYE plans:
Executive and SAYE plans	75	75	85
Share plans:
Share plans	40	37	33
Total charge to the income statement	196	373	443
Options granted in the year
Executive and SAYE plans:
Executive and SAYE plans	13	16	14
Share plans:
Share plans	16	17	16
Options granted in prior years
Executive and SAYE plans:
Executive and SAYE plans	62	59	71
Share plans:
Share plans	£ 24	£ 20	£ 17